CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total	Common Share	Additional Paid-In Capital	Loan from Shareholder	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation Reserve	Non- controlling Interest
Beginning balance	$ 10,779,612	$ 10,779,612	$ 11,538	$ 11,704,997	$ 11,567,687	$ (12,499,752)	$ (1,303)	$ (3,555)	$ 0
Beginning balance (in shares) at Dec. 31, 2018			576,902,150,000
Surrender of issued shares (in shares)			(76,902,150,000)
Surrender of issued shares			$ (1,538)	1,538
Repayment of loan from shareholder	(400,000)	(400,000)			(400,000)
Net loss	(1,371,186)	(1,371,186)				(1,371,186)
Other comprehensive loss	10,704	10,704					11,270	(566)
Ending balance (in shares) at Dec. 31, 2019			500,000,000,000
Ending balance at Dec. 31, 2019	9,019,130	9,019,130	$ 10,000	11,706,535	11,167,687	(13,870,938)	9,967	(4,121)	0
Beginning balance	9,019,130	9,019,130	$ 10,000	11,706,535	11,167,687	(13,870,938)	9,967	(4,121)	0
Share-based payments	980	980		980
Acquisition of subsidiaries	63,717								63,717
Repayment of loan from shareholder	(487,000)	(487,000)			(487,000)
Net loss	(1,350,860)	(1,347,571)				(1,347,571)			(3,289)
Other comprehensive loss	$ (4,465)	(9,165)					(24,908)	15,743	4,700
Ending balance (in shares) at Dec. 31, 2020	500,000,000		500,000,000,000
Ending balance at Dec. 31, 2020	$ 7,241,502	7,176,374	$ 10,000	11,707,515	10,680,687	(15,218,509)	(14,941)	11,622	65,128
Beginning balance	7,241,502	7,176,374	$ 10,000	11,707,515	10,680,687	(15,218,509)	(14,941)	11,622	65,128
Proceeds from issuance of equity instruments (in shares)			31,845,744,000
Proceeds from issuance of equity instruments	1,444,496	1,444,496	$ 637	1,443,859
Share-based payments	223,402	223,402		223,402
Repayment of loan from shareholder	(568,000)	(568,000)			(568,000)
Conversion of loan from shareholder				10,112,687	(10,112,687)
Net loss	(253,931)	(250,313)				(250,313)			(3,618)
Other comprehensive loss	$ (54,337)	(50,433)					(42,344)	(8,089)	(3,904)
Ending balance (in shares) at Dec. 31, 2021	531,846,000		531,845,744,000
Ending balance at Dec. 31, 2021	$ 8,033,132	7,975,526	$ 10,637	23,487,463	0	(15,468,822)	(57,285)	3,533	57,606
Beginning balance	$ 8,033,132	$ 7,975,526	$ 10,637	$ 23,487,463	$ 0	$ (15,468,822)	$ (57,285)	$ 3,533	$ 57,606